UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08959
                      ADVANTAGE ADVISERS WYNSTONE FUND, LLC
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004


                            INVESTMENT COMPANY REPORT
                           01-JUL-2003 TO 30-JUN-2004

--------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION
--------------------------------------------------------------------------------
    CUSIP/CINS: 060505                      MEETING TYPE: ANNUAL
        TICKER: BAC                         MEETING DATE: 26-MAY-04
          ISIN:                                   AGENDA: 932152666 - MANAGEMENT

--------------------------------------------------------------------------------

ITEM                          PROPOSAL                TYPE    VOTE   FOR/AGAINST
                                                                      MANAGEMENT

--------------------------------------------------------------------------------

1  DIRECTOR                                           Mgmt

   1   WILLIAM BARNET, III                                     For       For

   2   CHARLES W. COKER                                        For       For

   3   JOHN T. COLLINS                                         For       For

   4   GARY L. COUNTRYMAN                                      For       For

   5   PAUL FULTON                                             For       For

   6   CHARLES K. GIFFORD                                      For       For

   7   DONALD E. GUINN                                         For       For

   8   JAMES H. HANCE, JR.                                     For       For

   9   KENNETH D. LEWIS                                        For       For

   10  WALTER E. MASSEY                                        For       For

   11  THOMAS J. MAY                                           For       For

   12  C. STEVEN MCMILLAN                                      For       For

   13  EUGENE M. MCQUADE                                       For       For

   14  PATRICIA E. MITCHELL                                    For       For

   15  EDWARD L. ROMERO                                        For       For

   16  THOMAS M. RYAN                                          For       For

   17  O. TEMPLE SLOAN, JR.                                    For       For

   18  MEREDITH R. SPANGLER                                    For       For

   19  JACKIE M. WARD                                          For       For


Report Date: 20-Jul-04                                               Page 1 of 4

                               INVESTMENT COMPANY REPORT
                              01-JUL-2003 TO 30-JUN-2004


2  RATIFICATION OF INDEPENDENT PUBLIC ACCOUNTANTS     Mgmt     For       For


Comments:

3  STOCKHOLDER PROPOSAL - ANNUAL MEETING DATE         Shr    Against     For


Comments:

4  STOCKHOLDER PROPOSAL - NOMINATION OF DIRECTORS     Shr    Against     For


Comments:

5  STOCKHOLDER PROPOSAL - CHARITABLE CONTRIBUTIONS    Shr    Against     For


Comments:

6  STOCKHOLDER PROPOSAL - MUTUAL FUND
   TRADING POLICIES                                   Shr    Against     For


Comments:

7  STOCKHOLDER PROPOSAL - PRIVACY AND INFORMATION
   SECURITY                                           Shr    Against     For


Comments:

--------------------------------------------------------------------------------
                                STOCK   BALLOT   SHARES                   DATE
ACCOUNT NUMBER      CUSTODIAN   CLASS   SHARES   ON LOAN   VOTE DATE   CONFIRMED
--------------------------------------------------------------------------------

0034340120388472       A61       104     700        0      27-Apr-04   27-Apr-04


Report Date: 20-Jul-04                                               Page 2 of 4

                            INVESTMENT COMPANY REPORT
                           01-JUL-2003 TO 30-JUN-2004

--------------------------------------------------------------------------------
FIRST COMMUNITY BANCORP
--------------------------------------------------------------------------------
    CUSIP/CINS: 31983B                      MEETING TYPE: ANNUAL
        TICKER: FCBP                        MEETING DATE: 26-May-04
          ISIN:                                   AGENDA: 932159355 - Management
--------------------------------------------------------------------------------

ITEM                          PROPOSAL                TYPE    VOTE   FOR/AGAINST
                                                                      MANAGEMENT

--------------------------------------------------------------------------------

1  DIRECTOR                                           Mgmt

   1   STEPHEN M. DUNN                                         For       For

   2   SUSAN E. LESTER                                         For       For

   3   ROBERT A. STINE                                         For       For

   4   JOHN M. EGGEMEYER                                       For       For

   5   TIMOTHY B. MATZ                                         For       For

   6   MATTHEW P. WAGNER                                       For       For

   7   BARRY C. FITZPATRICK                                    For       For

   8   ARNOLD W. MESSER                                        For       For

   9   DAVID S. WILLIAMS                                       For       For

   10  CHARLES H. GREEN                                        For       For

   11  DANIEL B. PLATT                                         For       For

2  TO APPROVE THE AMENDMENT AND RESTATEMENT
   OF THE 2003 STOCK INCENTIVE PLAN.                  Mgmt     For       For


Comments:

3  TO TRANSACT ANY OTHER BUSINESS AS MAY PROPERLY
   COME BEFORE THE MEETING AND AT ANY POSTPONEMENTS
   OR ADJOURNMENTS THEREOF.                           Mgmt     For       For


Comments:

--------------------------------------------------------------------------------
                                STOCK   BALLOT   SHARES                   DATE
ACCOUNT NUMBER      CUSTODIAN   CLASS   SHARES   ON LOAN   VOTE DATE   CONFIRMED
--------------------------------------------------------------------------------

0034340120388472      A61        101     6900       0      28-Apr-04   28-Apr-04



Report Date: 20-Jul-04                                               Page 3 of 4

                            INVESTMENT COMPANY REPORT
                           01-JUL-2003 TO 30-JUN-2004

--------------------------------------------------------------------------------
PRUDENTIAL FINANCIAL, INC.
--------------------------------------------------------------------------------
    CUSIP/CINS: 744320                      MEETING TYPE: ANNUAL
        TICKER: PRU                         MEETING DATE: 08-Jun-04
          ISIN:                                   AGENDA: 932146916 - Management
--------------------------------------------------------------------------------

ITEM                          PROPOSAL                TYPE    VOTE   FOR/AGAINST
                                                                      MANAGEMENT

--------------------------------------------------------------------------------

1  DIRECTOR                                           Mgmt

   1   ARTHUR F. RYAN                                          For       For

   2   GASTON CAPERTON                                         For       For

   3   GILBERT F. CASELLAS                                     For       For

   4   KARL J. KRAPEK                                          For       For

   5   IDA F.S. SCHMERTZ                                       For       For

2  RATIFICATION OF THE APPOINTMENT OF
   PRICEWATERHOUSECOOPERS LLP AS
   INDEPENDENT AUDITORS FOR THE YEAR
   ENDING DECEMBER 31, 2004.                          Mgmt     For       For


Comments:

3  A SHAREHOLDER PROPOSAL REGARDING
   CHARITABLE CONTRIBUTIONS.                          Shr    Against     For


Comments:

4  A SHAREHOLDER PROPOSAL REGARDING THE
   ANNUAL ELECTION OF DIRECTORS.                      Shr    Against     For


Comments:

--------------------------------------------------------------------------------
                                STOCK   BALLOT   SHARES                   DATE
ACCOUNT NUMBER      CUSTODIAN   CLASS   SHARES   ON LOAN   VOTE DATE   CONFIRMED
--------------------------------------------------------------------------------

0034340120388472      A61        102     4000       0      23-Apr-04   23-Apr-04



Report Date: 20-Jul-04                                               Page 4 of 4

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 ADVANTAGE ADVISERS WYNSTONE FUND, LLC
          ----------------------------------------------------------------------


By (Signature and Title)*           /s/ MARSHALL DORNFELD
                         -------------------------------------------------------
                  Marshall Dornfeld, Chief Executive Officer
                  (Principal Executive Officer)


Date              AUGUST 10, 2004
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.